CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
Current assets
Cash and cash equivalents	$ 26,675,000	$ 3,091,549
Accounts and other receivables	656,164	119,349
Loan receivable	2,950,000	0
Inventories	665,572	0
Prepaids and deposits	1,012,363	174,480
Total current assets	31,959,099	3,385,378
Non-current assets
Property and equipment	6,025,421	705,221
Exploration and evaluation assets	0	26,159,729
Total non-current assets	6,025,421	26,864,950
Total assets	37,984,520	30,250,328
Current liabilities
Accounts payable and accrued liabilities	1,204,587	373,103
Current portion of lease liability	149,317	122,452
Current portion of long-term debt	950,930	0
Unit subscriber deposits	0	2,008,728
Deferred premium on flow-through shares	0	1,884
Total current liabilities	2,304,834	2,506,167
Non-current liabilities
Lease liability	132,555	281,873
Long-term debt	998,070	0
Total non-current liabilities	1,130,625	281,873
Total liabilities	3,435,459	2,788,040
SHAREHOLDERS' EQUITY
Share capital	85,494,266	43,801,952
Warrants	0	407,264
Share-based payment reserve	7,761,541	3,270,399
Shares to be issued	472,500	472,500
Deficit	(59,179,246)	(20,489,827)
Total shareholders' equity	34,549,061	27,462,288
Total shareholders' equity and liabilities	$ 37,984,520	$ 30,250,328